Fees Summary	Oct. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,952,000
Previously Paid Amount	0.00
Total Fee Amount	343.82
Total Offset Amount	0.00
Net Fee	343.82
Narrative - Max Aggregate Offering Price	$ 3,952,000
Final Prospectus	true